Expense Example - AMG Beutel Goodman International Equity Fund	May 24, 2021 USD ($)
Class I
Expense Example:
Expense Example, with Redemption, 1 Year	$ 88
Expense Example, with Redemption, 3 Years	283
Expense Example, with Redemption, 5 Years	499
Expense Example, with Redemption, 10 Years	1,121
Class N
Expense Example:
Expense Example, with Redemption, 1 Year	118
Expense Example, with Redemption, 3 Years	377
Expense Example, with Redemption, 5 Years	660
Expense Example, with Redemption, 10 Years	1,468
Class Z
Expense Example:
Expense Example, with Redemption, 1 Year	78
Expense Example, with Redemption, 3 Years	251
Expense Example, with Redemption, 5 Years	445
Expense Example, with Redemption, 10 Years	$ 1,004